Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Vehicle
Property, plant and equipment
Depreciation rate (in percent)	20.00%
Building
Property, plant and equipment
Depreciation rate (in percent)	4.00%
Fixtures
Property, plant and equipment
Depreciation rate (in percent)	10.00%
Machinery
Property, plant and equipment
Depreciation rate (in percent)	10.00%
Furniture
Property, plant and equipment
Depreciation rate (in percent)	10.00%
Pilot plant
Property, plant and equipment
Depreciation rate (in percent)	10.00%